UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2010



[LOGO OF USAA]
    USAA(R)













PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2010















                                                                      (Form N-Q)

48445-1210                                   (C)2010, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2010 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (54.8%)

            CONSUMER DISCRETIONARY (1.7%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.1%)
$   1,000   AutoZone, Inc.                                   5.75%        1/15/2015           $    1,137
                                                                                              ----------
            CABLE & SATELLITE (0.3%)
      961   Charter Communications Operating, LLC(a)         2.29         3/06/2014                  945
    1,000   Comcast Corp.                                    6.50         1/15/2017                1,187
    1,000   Time Warner Cable, Inc.                          8.25         2/14/2014                1,195
    2,000   Virgin Media Secured Finance plc                 6.50         1/15/2018                2,155
                                                                                              ----------
                                                                                                   5,482
                                                                                              ----------
            CASINOS & GAMING (0.1%)
      134   Harrah's Operating Co., Inc.                    10.00         2/01/2016                  117
      895   Seminole Tribe of Florida(b)                     7.80        10/01/2020                  842
                                                                                              ----------
                                                                                                     959
                                                                                              ----------
            DEPARTMENT STORES (0.4%)
    2,000   Federated Retail Holdings, Inc.                  5.90        12/01/2016                2,175
    1,000   Macy's Retail Holdings, Inc.                     7.45        10/15/2016                1,101
    3,221   Macy's Retail Holdings, Inc.                     7.45         7/15/2017                3,648
                                                                                              ----------
                                                                                                   6,924
                                                                                              ----------
            HOTELS, RESORTS, & CRUISE LINES (0.1%)
    2,000   Starwood Hotels & Resorts Worldwide, Inc.        7.88        10/15/2014                2,300
                                                                                              ----------
            HOUSEHOLD APPLIANCES (0.3%)
    3,000   Stanley Works Capital Trust I                    5.90        12/01/2045                2,868
    1,000   Whirlpool Corp.                                  7.75         7/15/2016                1,228
                                                                                              ----------
                                                                                                   4,096
                                                                                              ----------
            LEISURE PRODUCTS (0.1%)
    2,000   Hasbro, Inc.                                     6.13         5/15/2014                2,216
                                                                                              ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
    1,000   Service Corp. International                      7.63        10/01/2018                1,092
                                                                                              ----------
            SPECIALTY STORES (0.2%)
    2,000   Staples, Inc.                                    9.75         1/15/2014                2,479
                                                                                              ----------
            Total Consumer Discretionary                                                          26,685
                                                                                              ----------
            CONSUMER STAPLES (1.7%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
    2,000   Cargill, Inc.(b)                                 6.00        11/27/2017                2,371
                                                                                              ----------
            BREWERS (0.1%)
    2,000   Anheuser-Busch Companies, Inc.(b)                7.20         1/15/2014                2,346
                                                                                              ----------
            DISTILLERS & VINTNERS (0.2%)
    3,000   Constellation Brands, Inc.                       7.25         5/15/2017                3,304
                                                                                              ----------
            DRUG RETAIL (0.9%)
   14,600   CVS Caremark Corp.                               6.30         6/01/2037               13,546
                                                                                              ----------

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1 |  USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                  COUPON                                     VALUE
(000)       SECURITY                                      RATE            MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            FOOD RETAIL (0.1%)
 $  1,593   Ahold Lease USA, Inc.                        7.82%            1/20/2020           $    1,762
                                                                                              ----------
            SOFT DRINKS (0.1%)
    1,000   Coca Cola Enterprises, Inc.                  7.38             3/03/2014                1,205
                                                                                              ----------
            TOBACCO (0.1%)
    1,000   Universal Corp.                              5.00             9/01/2011                1,020
                                                                                              ----------
            Total Consumer Staples                                                                25,554
                                                                                              ----------
            ENERGY (9.0%)
            -------------
            INTEGRATED OIL & GAS (0.4%)
    2,000   Hess Corp.                                   8.13             2/15/2019                2,642
    1,000   Marathon Oil Corp.                           6.50             2/15/2014                1,152
    1,000   Occidental Petroleum Corp.                   7.00            11/01/2013                1,179
    1,000   Polar Tankers, Inc.(b)                       5.95             5/10/2037                1,046
                                                                                              ----------
                                                                                                   6,019
                                                                                              ----------
            OIL & GAS DRILLING (0.5%)
    2,000   Nabors Industries, Inc.                      9.25             1/15/2019                2,576
    1,000   Pride International, Inc.                    6.88             8/15/2020                1,138
    2,000   Transocean, Inc.                             1.50            12/15/2037                1,942
    2,000   Transocean, Inc.                             1.50            12/15/2037                1,970
                                                                                              ----------
                                                                                                   7,626
                                                                                              ----------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
    2,000   Seacor Holdings, Inc.(c)                     5.88            10/01/2012                2,072
    2,000   Weatherford International Ltd.               9.63             3/01/2019                2,645
                                                                                              ----------
                                                                                                   4,717
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (2.4%)
    2,500   Anadarko Petroleum Corp.                     6.13             3/15/2012                2,635
    8,000   Anadarko Petroleum Corp.                     6.38             9/15/2017                8,900
    4,000   Denbury Resources, Inc.                      7.50            12/15/2015                4,170
    1,208   Denbury Resources, Inc.                      9.75             3/01/2016                1,374
    2,000   Devon Energy Corp.                           6.30             1/15/2019                2,446
    1,000   EQT Corp.                                    8.13             6/01/2019                1,232
    2,000   Equitable Resources Foundation, Inc.         6.50             4/01/2018                2,265
    3,000   Newfield Exploration Co.                     6.88             2/01/2020                3,218
    2,000   Noble Energy, Inc.                           8.25             3/01/2019                2,604
    5,000   QEP Resources, Inc.                          6.88             3/01/2021                5,463
    1,000   Range Resources Corp.                        8.00             5/15/2019                1,113
    1,000   XTO Energy, Inc.                             5.65             4/01/2016                1,193
                                                                                              ----------
                                                                                                  36,613
                                                                                              ----------
            OIL & GAS REFINING & MARKETING (0.2%)
    2,000   Motiva Enterprises, LLC(b)                   5.75             1/15/2020                2,312
    1,000   Sunoco, Inc.                                 9.63             4/15/2015                1,212
                                                                                              ----------
                                                                                                   3,524
                                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (5.2%)
      250   Buckeye Partners, LP                         5.13             7/01/2017                  274
    1,000   DCP Midstream, LLC(b)                        9.70            12/01/2013                1,227
    1,000   Duke Capital Corp., LLC                      5.50             3/01/2014                1,103
    1,000   Duke Capital Corp., LLC                      8.00            10/01/2019                1,266
    1,000   El Paso Corp.(b)                             6.50             9/15/2020                1,048
    3,000   El Paso Corp.                                7.75             1/15/2032                3,228
    2,000   El Paso Energy Corp.(b),(c)                  5.90             4/01/2017                2,203
    2,000   El Paso Pipeline Partners Operating, LLC     6.50             4/01/2020                2,191
    9,000   Enbridge Energy Partners, LP                 8.05            10/01/2037                9,234
    1,000   Energy Transfer Partners, LP                 6.00             7/01/2013                1,104
    1,000   Energy Transfer Partners, LP                 9.70             3/15/2019                1,322
    1,000   Enterprise Products Operating, LP            8.38             8/01/2066                1,056
    5,000   Enterprise Products Operating, LP            7.00             6/01/2067                4,867

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   3,550   Enterprise Products Operating, LP               7.03%         1/15/2068           $    3,671
    2,000   Gulf South Pipeline Co., LP                     5.75          8/15/2012                2,131
    2,000   Kaneb Pipe Line Operating Partnership, LP       5.88          6/01/2013                2,195
    2,405   Kinder Morgan Finance Co.                       5.70          1/05/2016                2,492
    6,000   NGPL PipeCo, LLC(b)                             6.51         12/15/2012                6,477
    2,000   NGPL PipeCo, LLC(c)                             7.12         12/15/2017                2,258
    5,000   NuStar Logistics, LP                            4.80          9/01/2020                5,096
    2,000   Oneok Partners, LP                              8.63          3/01/2019                2,607
    1,000   Plains All American Pipeline, LP                8.75          5/01/2019                1,279
    1,000   Rockies Express Pipeline, LLC(b)                3.90          4/15/2015                1,019
    2,000   Sabine Pass LNG, LP(c)                          7.25         11/30/2013                1,935
    3,000   Southeast Supply Header(b)                      4.85          8/15/2014                3,204
    7,750   Southern Union Co.                              7.20         11/01/2066                7,188
    1,000   Spectra Energy Capital, LLC                     5.90          9/15/2013                1,119
    2,000   Sunoco Logistics Partners Operations, LP        8.75          2/15/2014                2,347
    1,000   Tennessee Gas Pipeline Co.                      8.00          2/01/2016                1,205
    2,000   Tennessee Gas Pipeline Co.                      7.00         10/15/2028                2,149
      500   Transcontinental Gas Pipeline Corp.             8.88          7/15/2012                  559
    1,000   Valero Logistics Operations, LP                 6.05          3/15/2013                1,076
                                                                                              ----------
                                                                                                  80,130
                                                                                              ----------
            Total Energy                                                                         138,629
                                                                                              ----------
            FINANCIALS (23.6%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    2,000   Mellon Bank, N.A.                               5.45          4/01/2016                2,277
                                                                                              ----------
            CONSUMER FINANCE (0.9%)
    5,000   American Express Co.                            6.80          9/01/2066                5,056
    2,000   American General Finance Corp.                  4.88          7/15/2012                1,918
    1,000   American Honda Finance Corp.(b)                 6.70         10/01/2013                1,146
      965   Capital One Financial Corp.                     7.69          8/15/2036                  989
    1,000   Ford Motor Credit Co., LLC                      7.50          8/01/2012                1,074
    2,000   Ford Motor Credit Co., LLC                      7.00         10/01/2013                2,183
    1,266   General Motors Acceptance Corp.                 6.88          8/28/2012                1,331
                                                                                              ----------
                                                                                                  13,697
                                                                                              ----------
            DIVERSIFIED BANKS (1.5%)
    1,000   Comerica Bank                                   5.20          8/22/2017                1,073
    1,000   Emigrant Bancorp, Inc.(b)                       6.25          6/15/2014                  834
    1,000   First Tennessee Bank, N.A.                      4.63          5/15/2013                1,005
    3,000   First Tennessee Bank, N.A.                      5.65          4/01/2016                3,013
    2,000   First Union National Bank, FL                   6.18          2/15/2036                2,182
    3,000   First Union National Bank, NC                   6.18          2/15/2036                3,273
    2,000   Key Bank, N.A.                                  5.45          3/03/2016                2,182
    2,000   Sovereign Bank                                  2.18(d)       8/01/2013                1,940
    1,000   Sovereign Bank                                  2.11(d)       4/01/2014                  965
    2,500   USB Realty Corp.(b)                             6.09                  -(e)             1,912
    3,470   Wells Fargo Capital XIII                        7.70                  -(e)             3,617
    1,000   Wells Fargo Capital XV                          9.75                  -(e)             1,128
                                                                                              ----------
                                                                                                  23,124
                                                                                              ----------
            INVESTMENT BANKING & BROKERAGE (0.3%)
    3,000   Goldman Sachs Capital II                        5.79                  -(e)             2,591
    2,000   Merrill Lynch & Co., Inc.                       6.05          8/15/2012                2,134
                                                                                              ----------
                                                                                                   4,725
                                                                                              ----------
            LIFE & HEALTH INSURANCE (2.7%)
    2,000   Blue Cross Blue Shield, Inc.                    8.25         11/15/2011                2,100
    2,000   Great-West Life & Annuity Insurance Co.(b)      7.15          5/16/2046                1,960
    3,000   Jackson National Life Global Funding(b)         5.38          5/08/2013                3,259
   10,018   Lincoln National Corp.                          7.00          5/17/2066                9,868
    5,000   MetLife Capital Trust X(b)                      9.25          4/08/2038                6,050
    2,000   MetLife, Inc.                                   6.40         12/15/2036                1,970
    2,000   Prudential Financial, Inc.                      6.00         12/01/2017                2,260

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3 |  USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   1,000   Prudential Financial, Inc.                       8.88%        6/15/2038           $    1,160
   12,000   StanCorp Financial Group, Inc.                   6.90         6/01/2067               11,321
    2,000   Travelers Life & Annuity(b)                      5.13         8/15/2014                2,227
                                                                                              ----------
                                                                                                  42,175
                                                                                              ----------
            MULTI-LINE INSURANCE (2.9%)
    2,000   American International Group, Inc.               8.18         5/15/2058                2,145
    3,000   Farmers Exchange Capital(b)                      7.05         7/15/2028                2,949
    8,000   Genworth Financial, Inc.                         6.15        11/15/2066                6,420
   10,000   Glen Meadow(b)                                   6.51         2/12/2067                8,425
    2,000   HCC Insurance Holdings, Inc.                     6.30        11/15/2019                2,169
    1,000   ILFC E-Capital Trust I(b)                        5.90        12/21/2065                  755
    2,000   ILFC E-Capital Trust II(b)                       6.25        12/21/2065                1,610
    3,000   International Lease Finance Corp.(b)             6.50         9/01/2014                3,255
    2,000   Liberty Mutual Group, Inc.                       7.30         6/15/2014                2,222
    3,000   Liberty Mutual Group, Inc.(b)                    7.00         3/15/2037                2,813
   13,735   Nationwide Mutual Insurance Co.(b),(c)           5.81        12/15/2024               12,284
                                                                                              ----------
                                                                                                  45,047
                                                                                              ----------
            MULTI-SECTOR HOLDINGS (0.1%)
    1,000   Leucadia National Corp.                          7.13         3/15/2017                1,034
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
    3,000   AgFirst Farm Credit Bank                         6.59                 -(e)             2,264
    1,000   Bank of America Corp.                            8.00                 -(e)             1,011
    1,000   Bank of America Corp.                            8.13                 -(e)             1,010
    2,000   Bank of America Corp.                            5.75        12/01/2017                2,123
    2,000   Citigroup, Inc.                                  6.38         8/12/2014                2,247
    1,000   First Republic Bank Corp.                        7.75         9/15/2012                1,079
    2,000   General Electric Capital Corp.                   4.80         5/01/2013                2,165
    6,000   General Electric Capital Corp.                   6.38        11/15/2067                5,977
    6,440   General Electric Capital Corp.                   6.38        11/15/2067                6,408
    1,000   Ohio National Financial Services, Inc.(b)        6.38         4/30/2020                1,081
                                                                                              ----------
                                                                                                  25,365
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (3.5%)
    1,000   21st Century Insurance Group                     5.90        12/15/2013                1,048
    5,000   Alleghany Corp.                                  5.63         9/15/2020                5,093
   10,000   Allstate Corp.                                   6.13         5/15/2037                9,950
    1,535   Assured Guaranty U.S. Holdings, Inc.             7.00         6/01/2034                1,415
    2,425   Assured Guaranty U.S. Holdings, Inc.             6.40        12/15/2066                1,964
    5,500   Chubb Corp.                                      6.38         3/29/2067                5,699
    3,000   Financial Security Assurance Holdings Ltd.(b)    6.40        12/15/2066                2,265
    2,275   Fund American Companies, Inc.                    5.88         5/15/2013                2,392
    1,000   Infinity Property & Casualty Corp.               5.50         2/18/2014                1,025
    4,360   Ironshore Holdings, Inc.(b)                      8.50         5/15/2020                4,547
    7,810   Progressive Corp.                                6.70         6/15/2037                7,996
    2,000   RLI Corp.                                        5.95         1/15/2014                2,122
    5,000   Travelers Companies, Inc.                        6.25         3/15/2037                5,207
    3,000   White Mountains Re Group Ltd.(b)                 6.38         3/20/2017                3,021
                                                                                              ----------
                                                                                                  53,744
                                                                                              ----------
            REGIONAL BANKS (3.0%)
    1,750   Bank of Oklahoma                                 5.75         5/15/2017                1,698
    2,000   Chittenden Corp.                                 5.80         2/14/2017                2,008
    1,000   City National Corp.                              5.13         2/15/2013                1,056
    2,000   Cullen/Frost Bankers, Inc.                       5.75         2/15/2017                1,938
    6,000   Fifth Third Capital Trust IV                     6.50         4/15/2037                5,760
    2,395   First Empire Capital Trust I                     8.23         2/01/2027                2,270
    2,000   Fulton Capital Trust I                           6.29         2/01/2036                1,570
    2,500   Huntington Capital III                           6.65         5/15/2037                2,303
    4,000   Manufacturers & Traders Trust Co.                5.63        12/01/2021                3,860
    1,500   National City Preferred Capital Trust I         12.00                 -(e)             1,679
    5,000   PNC Preferred Funding Trust III(b)               8.70                 -(e)             5,271
    2,000   Susquehanna Bancshares, Inc.                     2.29(d)      5/01/2014                1,726

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   2,000   TCF Financial Bank                              1.92%(d)      6/15/2014           $    1,923
    2,000   TCF National Bank                               5.50          2/01/2016                1,973
    2,000   U.S. AgBank, FCB(b)                             6.11                  -(e)             1,277
    2,500   Union Planters Corp.                            7.75          3/01/2011                2,533
    4,000   Webster Capital Trust IV                        7.65          6/15/2037                3,489
    1,000   Webster Financial Corp.                         5.13          4/15/2014                  988
    1,000   Whitney National Bank                           5.88          4/01/2017                  924
    1,000   Wilmington Trust Corp.                          8.50          4/02/2018                1,024
    1,000   Zions Bancorp                                   6.00          9/15/2015                  990
                                                                                              ----------
                                                                                                  46,260
                                                                                              ----------
            REINSURANCE (0.6%)
    5,624   Max USA Holdings Ltd.(b)                        7.20          4/14/2017                5,970
    3,000   Platinum Underwriters Finance, Inc.             7.50          6/01/2017                3,325
                                                                                              ----------
                                                                                                   9,295
                                                                                              ----------
            REITs - DIVERSIFIED (0.4%)
    1,000   Liberty Property, LP                            5.13          3/02/2015                1,100
    1,000   Liberty Property, LP                            6.63         10/01/2017                1,149
    4,000   Washington REIT                                 5.35          5/01/2015                4,319
                                                                                              ----------
                                                                                                   6,568
                                                                                              ----------
            REITs - INDUSTRIAL (0.7%)
    2,500   AMB Property, LP                                6.30          6/01/2013                2,732
    5,000   ProLogis                                        6.88          3/15/2020                5,443
    1,000   ProLogis                                        2.25          4/01/2037                1,000
    1,000   ProLogis                                        1.88         11/15/2037                  992
                                                                                              ----------
                                                                                                  10,167
                                                                                              ----------
            REITs - OFFICE (1.5%)
    2,000   BioMed Realty, LP(b)                            6.13          4/15/2020                2,178
    2,000   Boston Properties, Inc.                         5.88         10/15/2019                2,260
    1,500   Boston Properties, LP                           6.25          1/15/2013                1,651
    2,000   Brandywine Operating Partnership, LP            7.50          5/15/2015                2,260
    1,000   Brandywine Operating Partnership, LP            6.00          4/01/2016                1,064
    1,000   Duke Realty, LP                                 5.50          3/01/2016                1,065
    1,000   Duke Realty, LP                                 5.95          2/15/2017                1,081
    1,000   Duke Realty, LP                                 6.50          1/15/2018                1,102
    1,000   HRPT Properties Trust                           5.75         11/01/2015                1,067
    2,000   HRPT Properties Trust                           6.25          8/15/2016                2,125
    1,700   HRPT Properties Trust                           6.25          6/15/2017                1,797
    1,000   HRPT Properties Trust                           6.65          1/15/2018                1,084
    1,500   Mack-Cali Realty, LP                            5.80          1/15/2016                1,643
    1,000   Mack-Cali Realty, LP                            7.75          8/15/2019                1,207
    1,000   Reckson Operating Partnership, LP               6.00          3/31/2016                1,017
                                                                                              ----------
                                                                                                  22,601
                                                                                              ----------
            REITs - RESIDENTIAL (0.9%)
    2,000   AvalonBay Communities, Inc.                     5.50          1/15/2012                2,093
    1,330   BRE Properties, Inc.                            5.50          3/15/2017                1,420
    1,000   ERP Operating, LP                               6.63          3/15/2012                1,068
    1,965   ERP Operating, LP                               6.58          4/13/2015                2,316
    1,000   Post Apartment Homes, LP                        5.45          6/01/2012                1,039
    3,000   UDR, Inc.                                       5.13          1/15/2014                3,163
    2,000   United Dominion Realty Trust                    5.25          1/15/2015                2,135
                                                                                              ----------
                                                                                                  13,234
                                                                                              ----------
            REITs - RETAIL (1.3%)
    1,000   Developers Diversified Realty Corp.             5.38         10/15/2012                1,022
    2,000   Developers Diversified Realty Corp.             5.50          5/01/2015                1,991
    3,000   Equity One, Inc.                                6.25         12/15/2014                3,263
    1,000   Federal Realty Investment Trust                 6.20          1/15/2017                1,143
    1,000   National Retail Properties, Inc.                6.88         10/15/2017                1,128
    1,000   Pan Pacific Retail Properties, Inc.             5.25          9/01/2015                1,095
    2,000   Realty Income Corp.                             5.95          9/15/2016                2,248

================================================================================

5 |  USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   2,000   Regency Centers, LP                              5.88%        6/15/2017           $    2,199
    1,000   Simon Property Group, LP                         6.10         5/01/2016                1,168
    4,000   Weingarten Realty Investors                      4.86         1/15/2014                4,178
                                                                                              ----------
                                                                                                  19,435
                                                                                              ----------
            REITs - SPECIALIZED (1.5%)
    2,000   Entertainment Properties Trust(b)                7.75         7/15/2020                2,085
    2,000   Health Care Property Investors, Inc.             6.30         9/15/2016                2,235
    2,000   Health Care REIT, Inc.                           4.70         9/15/2017                2,065
    3,000   Health Care REIT, Inc.                           6.13         4/15/2020                3,269
    3,000   Healthcare Realty Trust                          6.50         1/17/2017                3,299
    1,000   Hospitality Properties Trust                     5.13         2/15/2015                1,039
    2,000   Nationwide Health Properties, Inc.               6.90        10/01/2037                2,054
    2,500   Senior Housing Properties Trust                  6.75         4/15/2020                2,662
    1,000   Ventas Realty, LP                                9.00         5/01/2012                1,068
      500   Ventas Realty, LP                                6.50         6/01/2016                  527
    3,000   Ventas Realty, LP                                6.75         4/01/2017                3,107
                                                                                              ----------
                                                                                                  23,410
                                                                                              ----------
            Total Financials                                                                     362,158
                                                                                              ----------
            HEALTH CARE (0.5%)
            ------------------
            HEALTH CARE EQUIPMENT (0.2%)
    1,000   Baxter International, Inc.                       4.00         3/01/2014                1,096
    1,000   Hospira, Inc.                                    6.40         5/15/2015                1,166
    1,000   Hospira, Inc.                                    6.05         3/30/2017                1,159
                                                                                              ----------
                                                                                                   3,421
                                                                                              ----------
            HEALTH CARE FACILITIES (0.1%)
    1,500   HCA, Inc.                                        7.25         9/15/2020                1,648
                                                                                              ----------
            HEALTH CARE SERVICES (0.1%)
    1,000   Laboratory Corp. of America                      5.63        12/15/2015                1,140
                                                                                              ----------
            MANAGED HEALTH CARE (0.1%)
    2,000   Highmark, Inc.(b)                                6.80         8/15/2013                2,227
                                                                                              ----------
            Total Health Care                                                                      8,436
                                                                                              ----------
            INDUSTRIALS (3.0%)
            ------------------
            AEROSPACE & DEFENSE (0.2%)
    2,500   L 3 Communications Corp.                         6.38        10/15/2015                2,588
                                                                                              ----------
            AIR FREIGHT & LOGISTICS (0.2%)
    2,000   FedEx Corp.                                      7.38         1/15/2014                2,361
                                                                                              ----------
            AIRLINES (0.9%)
       34   Airplanes Pass-Through Trust                     1.13(d)      3/15/2019                   31
      302   America West Airlines, Inc. Pass-Through Trust   6.87         1/02/2017                  295
    1,637   America West Airlines, Inc. Pass-Through Trust
              (INS)                                          7.93         1/02/2019                1,662
    1,000   American Airlines, Inc. Pass-Through Trust       6.82         5/23/2011                1,017
    2,466   American Airlines, Inc. Pass-Through Trust      10.38         7/02/2019                2,946
    4,798   Continental Airlines, Inc. Pass-Through Trust    9.00         7/08/2016                5,590
      949   Continental Airlines, Inc. Pass-Through Trust    6.55         2/02/2019                1,002
    1,106   Continental Airlines, Inc. Pass-Through Trust
              (INS)                                          6.24         3/15/2020                1,116
                                                                                              ----------
                                                                                                  13,659
                                                                                              ----------
            BUILDING PRODUCTS (0.2%)
    1,000   Building Materials Corp.(b)                      7.00         2/15/2020                1,048
    1,000   USG Corp.                                        6.30        11/15/2016                  900
    1,000   USG Corp.                                        9.50(d)      1/15/2018                  990
                                                                                              ----------
                                                                                                   2,938
                                                                                              ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
$   1,000   CNH Global N.V.(b)                              7.88%        12/01/2017           $    1,122
    1,000   Manitowoc Co., Inc.(a),(f)                      8.00          4/14/2014                1,008
    1,000   Paccar, Inc.                                    6.88          2/15/2014                1,172
                                                                                              ----------
                                                                                                   3,302
                                                                                              ----------
            DIVERSIFIED SUPPORT SERVICES (0.0%)
      536   Iron Mountain, Inc.                             7.75          1/15/2015                  543
                                                                                              ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,000   Allied Waste North America, Inc.                6.88          6/01/2017                2,205
                                                                                              ----------
            INDUSTRIAL CONGLOMERATES (0.7%)
    2,000   Textron Financial Corp.                         5.40          4/28/2013                2,103
    3,000   Tomkins(a),(f)                                  6.25          9/07/2016                3,037
    3,000   Tyco International Finance                      8.50          1/15/2019                3,970
    2,000   Tyco International Finance S.A.                 4.13         10/15/2014                2,185
                                                                                              ----------
                                                                                                  11,295
                                                                                              ----------
            INDUSTRIAL MACHINERY (0.1%)
    1,500   SPX Corp.(b)                                    6.88          9/01/2017                1,643
                                                                                              ----------
            RAILROADS (0.1%)
    1,357   Southern Capital Corp.(b)                       5.70          6/30/2023                1,282
                                                                                              ----------
            SECURITY & ALARM SERVICES (0.2%)
    2,000   Corrections Corp. of America                    7.75          6/01/2017                2,185
    1,000   GEO Group, Inc.                                 7.75         10/15/2017                1,096
                                                                                              ----------
                                                                                                   3,281
                                                                                              ----------
            TRUCKING (0.1%)
    1,000   ERAC USA Finance Co.(b)                         6.20         11/01/2016                1,142
                                                                                              ----------
            Total Industrials                                                                     46,239
                                                                                              ----------
            INFORMATION TECHNOLOGY (0.2%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    1,000   Computer Sciences Corp.                         5.50          3/15/2013                1,083
    2,000   First American Capital Trust I                  8.50          4/15/2012                2,051
                                                                                              ----------
            Total Information Technology                                                           3,134
                                                                                              ----------
            MATERIALS (1.9%)
            ----------------
            COMMODITY CHEMICALS (0.1%)
    1,047   Sweetwater Investors, LLC(b)                    5.88          5/15/2014                 966
                                                                                              ----------
            DIVERSIFIED CHEMICALS (0.4%)
    2,000   Chevron Phillips Chemical Co., LP(b)            7.00          6/15/2014                2,323
    2,000   Dow Chemical Co.                                5.90          2/15/2015                2,256
    1,000   E.I. du Pont de Nemours and Co.                 6.00          7/15/2018                1,200
                                                                                              ----------
                                                                                                   5,779
                                                                                              ----------
            DIVERSIFIED METALS & MINING (0.2%)
    3,000   Rio Tinto Finance (USA) Ltd.                    8.95          5/01/2014                3,749
                                                                                              ----------
            GOLD (0.1%)
    2,000   Barrick Gold Finance Co., LLC                   6.13          9/15/2013                2,285
                                                                                              ----------
            METAL & GLASS CONTAINERS (0.6%)
    2,000   Ball Corp.                                      6.63          3/15/2018                2,080
    4,000   Reynolds Group Holdings Ltd.(a),(f)             6.25          3/16/2016                4,039
    2,725   Silgan Holdings, Inc.                           7.25          8/15/2016                2,919
                                                                                              ----------
                                                                                                   9,038
                                                                                              ----------

================================================================================

7 |  USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            PAPER PRODUCTS (0.3%)
$   1,000   Clearwater Paper Corp.(b)                       7.13%        11/01/2018           $    1,050
    3,000   International Paper Co.                         7.50          8/15/2021                3,665
                                                                                              ----------
                                                                                                   4,715
                                                                                              ----------
            STEEL (0.2%)
    2,000   Allegheny Technologies, Inc.                    9.38          6/01/2019                2,405
                                                                                              ----------
            Total Materials                                                                       28,937
                                                                                              ----------
            MUNICIPAL BONDS (0.4%)
            ----------------------
            EDUCATION (0.2%)
    3,000   Rensselaer Polytechnic Institute                5.60          9/01/2020                3,301
                                                                                              ----------
            HOSPITAL (0.2%)
    3,000   Novant Health, Inc.                             5.35         11/01/2016                3,335
                                                                                              ----------
            Total Municipal Bonds                                                                  6,636
                                                                                              ----------
            TELECOMMUNICATION SERVICES (1.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
    5,000   Qwest Communications International, Inc.(b)     7.13          4/01/2018                5,337
    4,000   Qwest Corp.                                     8.38          5/01/2016                4,840
    1,000   Verizon Communications, Inc.                    5.25          4/15/2013                1,106
    2,000   Windstream Corp.                                7.88         11/01/2017                2,195
                                                                                              ----------
                                                                                                  13,478
                                                                                              ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    1,000   AT&T Wireless Services, Inc.                    7.88          3/01/2011                1,024
    3,000   Verizon Wireless Capital LLC                    5.55          2/01/2014                3,387
                                                                                              ----------
                                                                                                   4,411
                                                                                              ----------
            Total Telecommunication Services                                                      17,889
                                                                                              ----------
            UTILITIES (11.6%)
            -----------------
            ELECTRIC UTILITIES (5.4%)
    1,000   Ameren Ill Co.                                  6.13         11/15/2017                1,143
    1,000   Ameren UE                                       5.10         10/01/2019                1,102
    2,000   AmerenIP                                        9.75         11/15/2018                2,687
    1,000   Baltimore Gas and Electric Co.                  5.90         10/01/2016                1,185
      981   Bruce Mansfield Unit 1 & 2 2007 Pass-Through
            Trust                                           6.85          6/01/2034                1,095
    1,045   Carolina Power & Light Co.                      6.13          9/15/2033                1,178
    1,203   Cedar Brakes II, LLC(b)                         9.88          9/01/2013                1,298
    2,000   Cleveland Electric Illuminating Co.             8.88         11/15/2018                2,650
    2,000   Commonwealth Edison Co.                         5.80          3/15/2018                2,333
    1,000   Duke Energy Carolinas, LLC                      5.75         11/15/2013                1,141
    5,000   Duquesne Light Holdings(b)                      6.40          9/15/2020                5,151
      510   Entergy Gulf States, Inc.                       5.70          6/01/2015                  510
    1,000   Entergy Louisiana Holdings, Inc.                5.83         11/01/2010                1,000
    2,000   Entergy Mississippi, Inc.                       5.92          2/01/2016                2,016
      676   FPL Energy National Wind, LLC(b)                5.61          3/10/2024                  708
    9,000   FPL Group Capital, Inc.                         6.35         10/01/2066                8,786
    1,000   FPL Group Capital, Inc.                         7.30          9/01/2067                1,031
    3,000   Great Plains Energy, Inc.                       6.88          9/15/2017                3,467
    2,000   Indiana Michigan Power Co.                      7.00          3/15/2019                2,449
    2,320   ITC Holdings Corp.(b)                           5.25          7/15/2013                2,449
    2,000   Metropolitan Edison Co.                         7.70          1/15/2019                2,467
    1,000   MidAmerican Energy Holdings Co.                 5.88         10/01/2012                1,090
    1,000   Nevada Power Co.                                6.50          5/15/2018                1,205
    2,000   Northeast Utilities                             5.65          6/01/2013                2,197
    1,700   Northern States Power Co.                       8.00          8/28/2012                1,917
      117   Oglethorpe Power Corp.                          6.97          6/30/2011                  118
    2,000   Oglethorpe Power Corp.                          6.10          3/15/2019                2,352

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   2,000   Otter Tail Corp.                                9.00%        12/15/2016           $    2,178
    9,600   PPL Capital Funding, Inc.                       6.70          3/30/2067                9,228
    1,000   PSI Energy, Inc.                                6.05          6/15/2016                1,189
    3,000   Public Service Co. of New Mexico                7.95          5/15/2018                3,305
    1,000   Public Service Co. of Oklahoma                  6.15          8/01/2016                1,172
    1,000   Sierra Pacific Power Co.                        6.25          4/15/2012                1,067
    4,000   Texas - New Mexico Power Co.(b)                 9.50          4/01/2019                5,243
      970   Texas Competitive Electric Holdings Co.,
              LLC(a)                                        3.79         10/10/2014                  756
     970    Texas Competitive Electric Holdings Co.,
              LLC(a)                                        3.79         10/10/2014                  757
     997    Texas Competitive Electric Holdings Co.,
              LLC(a)                                        3.79         10/10/2014                  779
      759   Tristate General & Transport Assoc.(b)          6.04          1/31/2018                  826
    1,000   Union Electric Co.                              6.70          2/01/2019                1,208
    1,000   Virginia Electric Power Co.                     5.40          1/15/2016                1,176
                                                                                              ----------
                                                                                                  83,609
                                                                                              ----------
            GAS UTILITIES (1.8%)
    2,000   AGL Capital Corp.                               6.38          7/15/2016                2,385
    2,000   Atmos Energy Corp.                              6.35          6/15/2017                2,304
    1,000   Atmos Energy Corp.                              8.50          3/15/2019                1,292
    2,000   Florida Gas Transmission Co.(b)                 7.90          5/15/2019                2,515
    3,000   Florida Gas Transmission Co.(b)                 5.45          7/15/2020                3,262
    3,000   Gulfstream Natural Gas(b)                       6.95          6/01/2016                3,643
    1,000   National Fuel Gas Co.                           7.38          6/13/2025                1,161
    1,000   Northern Natural Gas Co.(b)                     5.38         10/31/2012                1,093
    1,000   Questar Pipeline Co.                            5.83          2/01/2018                1,173
    8,110   SourceGas, LLC(b)                               5.90          4/01/2017                8,050
    1,000   Southern Star Central Gas Pipeline, Inc.(b)     6.00          6/01/2016                1,141
                                                                                              ----------
                                                                                                  28,019
                                                                                              ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    2,680   IPALCO Enterprises, Inc.(b)                     7.25          4/01/2016                2,935
    2,000   Transalta Corp.                                 4.75          1/15/2015                2,189
                                                                                              ----------
                                                                                                   5,124
                                                                                              ----------
            MULTI-UTILITIES (3.9%)
    1,000   Ameren Corp.                                    8.88          5/15/2014                1,162
    3,500   Black Hills Corp.                               6.50          5/15/2013                3,817
    3,000   Black Hills Corp.                               5.88          7/15/2020                3,155
    2,000   CenterPoint Energy Houston Electric, LLC        7.00          3/01/2014                2,361
    1,000   CenterPoint Energy Resources Corp.              5.95          1/15/2014                1,118
    2,000   CMS Energy Corp.                                6.25          2/01/2020                2,138
    1,000   Dominion Resources, Inc.                        8.88          1/15/2019                1,351
    5,000   Dominion Resources, Inc.                        7.50          6/30/2066                5,218
    5,000   Dominion Resources, Inc.                        6.30          9/30/2066                4,776
    1,000   Energy East Corp.                               6.75          6/15/2012                1,081
   11,025   Integrys Energy Group, Inc.                     6.11         12/01/2066               10,335
    1,000   New York State Electric & Gas Corp.             5.50         11/15/2012                1,068
    1,000   NiSource Finance Corp.                          6.40          3/15/2018                1,155
    1,000   Puget Sound Energy, Inc.                        6.75          1/15/2016                1,218
    7,500   Puget Sound Energy, Inc.                        6.97          6/01/2067                7,255
    2,000   Sempra Energy                                   9.80          2/15/2019                2,787
   10,000   Wisconsin Energy Corp.                          6.25          5/15/2067                9,813
                                                                                              ----------
                                                                                                  59,808
                                                                                              ----------
            WATER UTILITIES (0.2%)
    2,000   American Water Capital Corp.                    6.09         10/15/2017                2,316
                                                                                              ----------
            Total Utilities                                                                      178,876
                                                                                              ----------
            Total Corporate Obligations (cost: $762,737)                                         843,173
                                                                                              ----------

================================================================================

9 |  USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            EURODOLLAR AND YANKEE OBLIGATIONS (7.6%)

            CONSUMER STAPLES (0.3%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
$   5,000   Viterra, Inc.(b)                                5.95%         8/01/2020           $    4,949
                                                                                              ----------
            ENERGY (1.4%)
            -------------
            INTEGRATED OIL & GAS (0.1%)
    1,000   Husky Energy, Inc.                              7.25         12/15/2019                1,236
      133   PEMEX Finance Ltd.                              8.88         11/15/2010                  134
      100   PEMEX Finance Ltd.                              9.03          2/15/2011                  101
                                                                                              ----------
                                                                                                   1,471
                                                                                              ----------
            OIL & GAS DRILLING (0.0%)
     199    Delek & Avner-Yam Tethys Ltd.(b)                1.57(d)       8/01/2013                  201
     314    Delek & Avner-Yam Tethys Ltd.(b)                5.33          8/01/2013                  316
                                                                                              ----------
                                                                                                     517
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    1,500   Talisman Energy, Inc.                           7.75          6/01/2019                1,945
    2,000   Woodside Finance Ltd.(b)                        8.75          3/01/2019                2,614
                                                                                              ----------
                                                                                                   4,559
                                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (1.0%)
    1,000   Nakilat, Inc.(b)                                6.07         12/31/2033                1,099
    2,000   TransCanada Pipelines Ltd.                      7.13          1/15/2019                2,562
   11,360   TransCanada Pipelines Ltd.                      6.35          5/15/2067               10,891
                                                                                              ----------
                                                                                                  14,552
                                                                                              ----------
            Total Energy                                                                          21,099
                                                                                              ----------
            FINANCIALS (4.3%)
            -----------------
            DIVERSIFIED BANKS (1.1%)
    3,000   BayernLB                                        6.20                  -(e)             1,703
    2,000   LBG Capital No.1 plc(g)                         8.00          6/15/2020                1,910
    3,000   LBG Capital No.1 plc                            7.88         11/01/2020                2,985
    1,000   Lloyds TSB Bank plc(b)                          4.38          1/12/2015                1,049
    2,000   National Capital Trust II(b)                    5.49                  -(e)             1,939
    2,000   Nordea Bank AB(b)                               5.42                  -(e)             1,948
    4,000   Royal Bank of Scotland Group plc                7.64                  -(e)             3,125
    2,000   Standard Chartered plc(b)                       6.41                  -(e)             1,965
    1,000   Westpac Capital Trust IV(b)                     5.26                  -(e)               983
                                                                                              ----------
                                                                                                  17,607
                                                                                              ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.4%)
    1,000   Brookfield Asset Management, Inc.               7.13          6/15/2012                1,074
    4,500   Brookfield Asset Management, Inc.               5.80          4/25/2017                4,760
                                                                                              ----------
                                                                                                   5,834
                                                                                              ----------
            MULTI-LINE INSURANCE (1.3%)
    1,500   AXA S.A.                                        3.28(d)               -(e)             1,050
    2,000   AXA S.A.(b)                                     6.46                  -(e)             1,890
   12,000   Oil Insurance Ltd.(b)                           7.56                  -(e)            10,811
    2,500   ZFS Finance USA Trust I(b)                      6.15         12/15/2065                2,491
    3,000   ZFS Finance USA Trust II(b)                     6.45         12/15/2065                2,910
                                                                                              ----------
                                                                                                  19,152
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    4,000   ING Groep N.V.                                  5.78                  -(e)             3,710
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (0.9%)
    2,000   Allied World Assurance Holdings Ltd.            7.50          8/01/2016                2,282

================================================================================

                                                   Portfolio of Investments | 10

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   3,000   Catlin Insurance Co. Ltd.(b)                     7.25%                -(e)        $    2,587
    9,000   QBE Insurance Group Ltd.(b)                      5.65         7/01/2023                8,396
                                                                                              ----------
                                                                                                  13,265
                                                                                              ----------
            REITs - RETAIL (0.2%)
    2,000   WEA Finance(b)                                   5.75         9/02/2015                2,250
                                                                                              ----------
            SPECIALIZED FINANCE (0.2%)
    4,000   XL Capital Ltd.                                  6.50                 -(e)             3,620
                                                                                              ----------
            Total Financials                                                                      65,438
                                                                                              ----------

            INDUSTRIALS (0.4%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.2%)
    2,000   Hutchison Whampoa, Ltd.(b)                       6.00                 -(e)             1,984
    1,000   Siemens Financieringsmat(b)                      6.13         8/17/2026                1,149
                                                                                              ----------
                                                                                                   3,133
                                                                                              ----------
            INDUSTRIAL MACHINERY (0.2%)
    2,000   Ingersoll-Rand GL Holding Co.                    9.50         4/15/2014                2,480
                                                                                              ----------
            Total Industrials                                                                      5,613
                                                                                              ----------

            MATERIALS (1.1%)
            ----------------
            CONSTRUCTION MATERIALS (0.3%)
    2,000   CRH America, Inc.                                5.63         9/30/2011                2,077
    2,000   CRH America, Inc.                                6.00         9/30/2016                2,251
                                                                                              ----------
                                                                                                   4,328
                                                                                              ----------
            DIVERSIFIED METALS & MINING (0.4%)
    2,000   Glencore Funding, LLC(b)                         6.00         4/15/2014                2,087
    3,000   Noranda, Inc.                                    6.00        10/15/2015                3,363
    1,000   Teck Resources Ltd.                             10.75         5/15/2019                1,280
                                                                                              ----------
                                                                                                   6,730
                                                                                              ----------
            GOLD (0.2%)
    2,000   Barrick Gold Corp.                               6.95         4/01/2019                2,553
                                                                                              ----------
            PAPER PRODUCTS (0.1%)
    2,000   Sappi Papier Holding AG(b)                       6.75         6/15/2012                2,026
                                                                                              ----------
            STEEL (0.1%)
    1,000   ArcelorMittal                                    9.00         2/15/2015                1,222
                                                                                              ----------
            Total Materials                                                                       16,859
                                                                                              ----------

            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    2,000   Telecom Italia Capital                           5.25        11/15/2013                2,176
                                                                                              ----------
            Total Eurodollar and Yankee Obligations (cost: $108,702)                             116,134
                                                                                              ----------

            ASSET-BACKED SECURITIES (7.4%)

            FINANCIALS (7.4%)
            -----------------
            ASSET-BACKED FINANCING (7.4%)
      218   Aerco Ltd.(b)                                    0.78         7/15/2025                  202
    5,833   AESOP Funding II, LLC(b)                         0.48         3/20/2012                5,802
    3,000   AESOP Funding II, LLC(b)                         9.31        10/20/2013                3,325
    5,000   AESOP Funding II, LLC                            6.74         5/20/2016                5,320
    2,000   American Express Credit Account Master Trust(b)  0.54         3/17/2014                1,992
    3,000   American Express Credit Account Master Trust(b)  0.61         9/15/2016                2,910
    5,000   AmeriCredit Automobile Receivables Trust         6.96        10/14/2014                5,432

================================================================================

11  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   1,599   Banc of America Securities Auto Trust           5.51%         2/19/2013           $    1,603
    4,405   Bank One Issuance Trust                         4.77          2/16/2016                4,715
    2,000   Bank One Issuance Trust                         1.06(d)       2/15/2017                1,950
    2,000   Cabela's Credit Card Master Note Trust(b)       5.26         10/15/2014                2,077
      255   Capital One Auto Finance Trust                  5.13          4/16/2012                  256
      538   Capital One Auto Finance Trust                  0.29(d)       5/15/2013                  535
      895   Caterpillar Financial Asset Trust               4.94          4/25/2014                  903
    2,367   CenterPoint Energy Transition
               Bond Co. III, LLC                            4.19          2/01/2020                2,603
    4,508   Centre Point Funding, LLC(b)                    5.43          7/20/2015                4,792
    1,000   Citibank Credit Card Issuance Trust             6.95          2/18/2014                1,061
    4,000   Citibank Credit Card Issuance Trust             6.30          6/20/2014                4,261
    1,000   Citibank Credit Card Issuance Trust             5.50          3/24/2017                1,086
    1,000   Citibank Credit Card Issuance Trust             5.65          9/20/2019                1,189
    5,000   Credit Acceptance Auto Loan Trust(b)            5.68          5/15/2017                5,200
      187   Detroit Edison Securitization Funding, LLC      6.19          3/01/2013                  191
    2,000   Ford Credit Auto Owner Trust                    2.01(d)       4/15/2013                2,033
    1,000   GE Capital Credit Card Master Note Trust        0.30(d)       3/15/2015                  995
    5,000   GE Capital Credit Card Master Note Trust        4.47          3/15/2020                5,524
      379   GE Equipment Midticket, LLC                     0.29(d)      10/15/2012                  379
    2,463   GE Equipment Midticket, LLC                     0.41(d)       9/15/2017                2,434
    2,236   GE Equipment Midticket, LLC                     0.58(d)       9/15/2017                2,176
      333   Hertz Vehicle Financing, LLC(b)                 5.08         11/25/2011                  334
      333   Hertz Vehicle Financing, LLC(b)                 5.08         11/25/2011                  334
    3,000   Hertz Vehicle Financing, LLC(b)                 4.26          3/25/2014                3,152
    5,000   Hertz Vehicle Financing, LLC(b)                 5.93          3/25/2016                5,378
    2,000   Hertz Vehicle Financing, LLC                    6.44          2/15/2019                2,169
    1,548   Huntington Auto Trust(b)                        4.81          4/16/2012                1,561
    2,000   Hyundai Auto Receivables Trust                  5.48         11/17/2014                2,153
    2,000   MBNA Master Credit Card Note Trust              6.80          7/15/2014                2,122
    7,500   Rental Car Finance Corp.(b),(c)                 0.40          7/25/2013                7,196
    5,289   SLM Student Loan Trust                          0.65(d)       4/25/2025                4,653
    6,045   SLM Student Loan Trust                          0.67(d)       4/25/2025                4,987
    1,479   SLM Student Loan Trust                          0.49(d)      10/27/2025                1,203
    1,749   SLM Student Loan Trust                          0.84(d)      10/25/2038                1,427
    2,099   Trinity Rail Leasing, LP (INS)                  5.27          8/14/2027                2,164
    4,513   Trinity Rail Leasing, LP(b)                     5.90          5/14/2036                4,220
                                                                                              ----------
            Total Financials                                                                     113,999
                                                                                              ----------
            Total Asset-Backed Securities (cost: $105,555)                                       113,999
                                                                                              ----------

            COMMERCIAL MORTGAGE SECURITIES (16.8%)

            FINANCIALS (16.8%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (16.4%)
    2,000   Banc of America Commercial Mortgage, Inc.       6.38          1/10/2018                1,664
    2,000   Banc of America Commercial Mortgage, Inc.       6.33          5/11/2035                2,029
    2,000   Banc of America Commercial Mortgage, Inc.       6.97          4/15/2036                2,023
      870   Banc of America Commercial Mortgage, Inc.       6.56          4/11/2037                  848
    2,000   Banc of America Commercial Mortgage, Inc.       4.50          7/10/2042                2,019
    1,000   Banc of America Commercial Mortgage, Inc.       5.35         11/10/2042                  770
    1,000   Banc of America Commercial Mortgage, Inc.       5.35         11/10/2042                  904
    5,400   Banc of America Commercial Mortgage, Inc.       4.51         12/10/2042                5,575
    2,000   Banc of America Commercial Mortgage, Inc.       4.77          7/10/2043                1,670
    4,000   Banc of America Commercial Mortgage, Inc.       5.91          5/10/2045                4,334
    7,523   Banc of America Commercial Mortgage, Inc.       5.18         10/10/2045                8,119
    4,787   Banc of America Commercial Mortgage, Inc.       5.35          9/10/2047                4,895
      952   Banc of America Commercial Mortgage, Inc.(b)    5.50          9/10/2047                  894
    3,331   Banc of America Commercial Mortgage, Inc.(b)    5.64          9/10/2047                3,096
    1,000   BCRR Trust(b)                                   5.86          7/17/2040                  862
    1,500   Bear Stearns Commercial Mortgage Securities,
               Inc.(b)                                      6.00          6/16/2030                1,589

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   3,000   Bear Stearns Commercial Mortgage Securities,
               Inc.                                         5.68%         4/12/2038           $    3,231
    2,000   Bear Stearns Commercial Mortgage Securities,
               Inc.                                         5.47         12/11/2040                1,671
    2,000   Bear Stearns Commercial Mortgage Securities,
               Inc.                                         5.53         10/12/2041                2,227
    1,866   Bear Stearns Commercial Mortgage Securities,
               Inc.                                         4.82          2/13/2042                1,968
    1,620   Citigroup Commercial Mortgage Trust             4.83          5/15/2043                1,643
    2,300   Citigroup Commercial Mortgage Trust             5.40          7/15/2044                2,545
    2,000   Citigroup Commercial Mortgage Trust(b)          4.83          9/20/2051                1,863
    1,000   Commercial Mortgage Asset Trust                 7.64         11/17/2032                1,006
    5,000   Commercial Mortgage Trust                       5.54          2/11/2017                5,348
    3,000   Commercial Mortgage Trust                       4.58         10/15/2037                3,027
    5,000   Commercial Mortgage Trust                       5.12          6/10/2044                5,424
    2,500   Credit Suisse First Boston Mortgage Capital     5.71          2/15/2039                2,690
    3,525   Credit Suisse First Boston Mortgage Securities
               Corp.(b)                                     6.65         12/18/2035                3,528
     269    Credit Suisse First Boston Mortgage Securities
               Corp.                                        4.30          7/15/2036                 270
    4,000   Credit Suisse First Boston Mortgage Securities
               Corp.                                        5.11          7/15/2036                4,325
    6,000   Credit Suisse First Boston Mortgage Securities
               Corp.                                        4.73          7/15/2037                6,141
    1,555   Credit Suisse First Boston Mortgage Securities
               Corp.                                        5.10          8/15/2038                1,608
    3,000   Credit Suisse First Boston Mortgage Securities
               Corp.                                        5.10          8/15/2038                3,208
    1,000   Credit Suisse First Boston Mortgage Securities
               Corp.                                        4.82         10/15/2039                  606
      26    Credit Suisse First Boston Mortgage Securities
               Corp.                                        7.17          5/17/2040                   26
    2,105   Credit Suisse First Boston Mortgage Securities
               Corp.                                        5.21         12/15/2040                2,106
    1,258   Deutsche Mortgage & Asset Receiving Corp.       7.50          6/15/2031                1,330
      242   G-Force, LLC(b)                                 4.39          8/22/2036                  232
    1,500   GE Capital Commercial Mortgage Corp.(b)         5.34         12/10/2037                1,467
    2,200   GE Capital Commercial Mortgage Corp.            6.26          6/10/2038                2,245
    5,000   GE Commercial Mortgage Corp.                    5.07          7/10/2045                4,876
    1,200   GE Commercial Mortgage Corp.                    5.52         11/10/2045                1,247
    1,473   GE Commercial Mortgage Corp.                    4.35          6/10/2048                1,497
       29   GMAC Commercial Mortgage Securities, Inc.       7.23          5/15/2033                   30
    2,000   GMAC Commercial Mortgage Securities, Inc.       6.50          5/15/2035                2,096
    2,000   GMAC Commercial Mortgage Securities, Inc.       4.75          5/10/2043                2,017
    2,829   GMAC Commercial Mortgage Securities, Inc.       4.81          5/10/2043                2,483
    2,000   Greenwich Capital Commercial Funding Corp.      5.44          3/10/2039                2,127
    1,124   GS Mortgage Securities Corp. II(b)              6.04          8/15/2018                1,148
    2,000   GS Mortgage Securities Corp. II                 5.53          8/10/2038                1,843
    5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.82          9/12/2037                5,050
    4,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.99          9/12/2037                3,661
    3,200   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.00         10/15/2042                3,248
    1,429   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.50          1/12/2043                1,398
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.49          4/15/2043                2,155
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.79          6/12/2043                2,149
    5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.42         12/12/2043                5,476
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.36         12/15/2044                3,345

================================================================================

13  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   3,650   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.48%        12/15/2044           $    3,445
    4,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             6.06          4/15/2045                4,352
    1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.37          5/15/2045                1,077
    2,079   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.63          3/15/2046                2,178
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.41          5/15/2047                1,425
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             6.26          2/15/2051                1,834
    1,000   LB-UBS Commercial Mortgage Trust(b)             6.83          7/14/2016                1,016
    4,000   LB-UBS Commercial Mortgage Trust                5.02          8/15/2029                4,290
    4,220   LB-UBS Commercial Mortgage Trust                4.51         12/15/2029                4,320
    3,400   LB-UBS Commercial Mortgage Trust                5.64         11/15/2030                3,630
    3,000   LB-UBS Commercial Mortgage Trust                5.22          2/15/2031                3,040
    3,000   LB-UBS Commercial Mortgage Trust                5.64          3/15/2032                3,236
    2,999   LB-UBS Commercial Mortgage Trust(b)             5.33         12/15/2036                2,742
    2,000   LB-UBS Commercial Mortgage Trust                5.37          4/15/2040                1,239
    3,000   Machine One Trust(b)                            5.22          5/28/2040                2,970
    2,000   Merrill Lynch Mortgage Trust                    5.41         11/12/2037                1,993
    2,000   Merrill Lynch Mortgage Trust                    5.30          7/12/2038                1,551
    2,000   Merrill Lynch Mortgage Trust                    4.86         10/12/2041                2,127
    2,285   Merrill Lynch Mortgage Trust                    4.92         10/12/2041                2,056
    4,000   Merrill Lynch Mortgage Trust                    5.76          8/12/2043                4,293
    2,000   Merrill Lynch Mortgage Trust                    5.55          1/12/2044                1,271
    2,900   Merrill Lynch Mortgage Trust                    5.38          8/12/2048                2,981
    2,000   Merrill Lynch Mortgage Trust                    6.46          2/12/2051                1,446
    2,000   Merrill Lynch Mortgage Trust(b)                 6.46          2/12/2051                  731
    2,000   Merrill Lynch-Countrywide Commercial
               Mortgage Trust                               6.11          6/12/2046                1,853
    2,000   Merrill Lynch-Countrywide Commercial
               Mortgage Trust                               5.38          7/12/2046                2,151
    4,000   Morgan Stanley Capital I, Inc.                  5.97          8/12/2041                4,337
    4,600   Morgan Stanley Capital I, Inc.                  5.69          7/12/2044                5,004
    3,445   Morgan Stanley Capital I, Inc.                  4.89          6/12/2047                3,717
    1,000   Morgan Stanley Capital I, Inc.                  4.77          7/15/2056                  921
    4,126   Morgan Stanley Dean Witter Capital I, Inc.(b)   5.13          5/24/2043                4,054
    3,213   Prudential Securities Secured Financing Corp.   6.76          6/16/2031                3,234
    1,151   Structured Asset Securities Corp.               7.15         10/12/2034                1,178
    2,000   Timberstar Trust(b)                             5.75         10/15/2036                2,079
    3,000   Wachovia Bank Commercial Mortgage Trust         5.08         11/15/2035                3,036
    2,000   Wachovia Bank Commercial Mortgage Trust         5.08          3/15/2042                2,164
    1,861   Wachovia Bank Commercial Mortgage Trust         4.81          4/15/2042                1,975
    4,860   Wachovia Bank Commercial Mortgage Trust         5.18          7/15/2042                5,029
    5,000   Wachovia Bank Commercial Mortgage Trust(c)      5.50         10/15/2048                5,127
                                                                                              ----------
                                                                                                 251,974
                                                                                              ----------
            ESCROWED BONDS (0.1%)
      986   GS Mortgage Securities Corp. II                 6.62          5/03/2018                  997
                                                                                              ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
   24,955   Credit Suisse First Boston Mortgage Securities
               Corp., acquired 8/30/2004; cost
               $1,080(b),(h)                                0.96          1/15/2037                  103
   63,265   GS Mortgage Securities Corp. II, acquired
               5/13/2004; cost $951(b),(h)                  0.18          5/03/2018                   89
   35,852   J.P. Morgan Chase Commercial Mortgage
               Securities Corp., acquired 8/05/2009; cost
               $466(b),(h)                                  0.70          1/12/2037                  223
   53,083   LB-UBS Commercial Mortgage Trust, acquired
               8/05/2009; cost $807(b),(h)                  1.05          3/15/2036                  250
  108,654   LB-UBS Commercial Mortgage Trust, acquired
               7/22/2009; cost $1,401(b),(h)                0.92         10/15/2036                  802

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   8,755   Morgan Stanley Capital I, Inc., acquired
               1/23/2004; cost $477(b),(h)                  0.83%         9/13/2045           $       99
   44,920   Morgan Stanley Capital I, Inc., acquired
               8/05/2009; cost $665(b),(h)                  0.44          6/12/2047                  572
    3,000   Royal Bank of Scotland(b)                       5.88          6/16/2049                3,000
                                                                                              ----------
                                                                                                   5,138
                                                                                              ----------
            Total Financials                                                                     258,109
                                                                                              ----------
            Total Commercial Mortgage Securities (cost: $247,388)                                258,109
                                                                                              ----------

            U.S. GOVERNMENT AGENCY ISSUES (0.3%)(i)

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
    2,000   Freddie Mac (+)                                 4.50          1/15/2029                2,066
                                                                                              ----------

            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.2%)
    1,284   Freddie Mac (+)                                 5.00          9/01/2020                1,385
    1,483   Freddie Mac (+)                                 5.50          4/01/2036                1,594
                                                                                              ----------
                                                                                                   2,979
                                                                                              ----------
            Total U.S. Government Agency Issues (cost: $4,720)                                     5,045
                                                                                              ----------
            U.S. TREASURY SECURITIES (5.4%)

            BONDS (0.3%)
    5,000   3.88%, 8/15/2040                                                                       4,894
                                                                                              ----------

            INFLATION-INDEXED NOTES (2.8%)
   38,555   1.75%, 1/15/2028                                                                      42,751
                                                                                              ----------
            NOTES (2.3%)
   25,000   3.63%, 2/15/2020                                                                      27,299
    7,000   3.50%, 5/15/2020                                                                       7,551
                                                                                              ----------
                                                                                                  34,850
                                                                                              ----------
            Total U.S. Treasury Securities (cost: $77,043)                                        82,495
                                                                                              ----------
            MUNICIPAL BONDS (3.0%)

            AIRPORT/PORT (0.2%)
    2,000   College Park (INS)                              5.76          1/01/2015                2,113
    1,495   Riverside (INS)                                 5.19          8/01/2017                1,490
                                                                                              ----------
                                                                                                   3,603
                                                                                              ----------
            APPROPRIATED DEBT (0.2%)
    1,500   Kentucky State Property and Buildings
               Commission                                   4.08         11/01/2015                1,619
      725   Reeves County (INS)                             5.75          3/01/2012                  725
                                                                                              ----------
                                                                                                   2,344
                                                                                              ----------
            CASINOS & GAMING (0.2%)
    1,000   Mashantucket (Western) Pequot Tribe, acquired
               7/29/2005; cost $1,000(b),(h),(j)            5.91          9/01/2021                  552
    2,370   Seneca Nation of Indians Capital Improvements
               Auth.(c)                                     6.75         12/01/2013                2,318
                                                                                              ----------
                                                                                                   2,870
                                                                                              ----------

================================================================================

15  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
$   1,080   American Eagle Northwest, LLC                   4.97%        12/15/2018           $    1,106
                                                                                              ----------
            EDUCATION (0.3%)
    1,680   California State Univ. (INS)                    5.27         11/01/2017                1,769
    1,000   Colorado State Board of Governors Univ.
               Enterprise System                            4.90          3/01/2021                1,034
    1,000   Univ. of Oklahoma                               5.25         11/01/2019                1,044
                                                                                              ----------
                                                                                                   3,847
                                                                                              ----------
            ELECTRIC UTILITIES (0.1%)
    2,000   American Municipal Power, Inc.                  3.82          2/15/2014                2,081
                                                                                              ----------
            ELECTRIC/GAS UTILITIES (0.1%)
    1,000   North Carolina Eastern Municipal Power Agency   5.23          1/01/2011                1,007
                                                                                              ----------
            GENERAL OBLIGATION (0.5%)
    1,000   Riverside (INS)                                 4.21          2/15/2011                1,008
    4,045   Will County, Illinois                           3.83         11/15/2016                4,297
    1,520   Will County, Illinois                           4.08         11/15/2017                1,634
    1,405   Will County, Illinois                           4.28         11/15/2018                1,513
                                                                                              ----------
                                                                                                   8,452
                                                                                              ----------
            HOSPITAL (0.1%)
    1,000   Medical Univ. (INS)                             5.01          2/15/2015                1,067
                                                                                              ----------
            MISCELLANEOUS (0.0%)
     782    Keenan Dev. Association of Tennessee, LLC
               (INS)                                        5.02          7/15/2028                  756
                                                                                              ----------
            NURSING/CCRC (0.1%)
    1,660   Statewide Communities Dev. Auth. (INS)          5.59          2/01/2015                1,645
                                                                                              ----------
            SALES TAX (0.2%)
    3,300   Miami-Dade County Transit System                4.59          7/01/2021                3,292
                                                                                              ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.8%)
    1,485   Erie County Tobacco Asset Securitization Corp.  6.00          6/01/2028                1,278
    2,000   Florida State Department of Environmental
               Protection                                   5.76          7/01/2020                2,162
    1,745   Metropolitan Nashville Airport Auth. (INS)      5.14          7/01/2018                1,873
    3,000   Metropolitan Transportation Auth.               5.20         11/15/2018                3,207
    1,000   New York State Housing Finance Agency           5.19          9/15/2011                1,043
    2,000   New York State Urban Dev. Corp. (INS)           4.38         12/15/2011                2,061
                                                                                              ----------
                                                                                                  11,624
                                                                                              ----------

            WATER/SEWER UTILITY (0.1%)
    1,690   Escondido Joint Powers Financing Auth. (INS)    5.53          9/01/2018                1,720
                                                                                              ----------
            Total Municipal Bonds (cost: $44,473)                                                 45,414
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL
AMOUNT                                                                                            MARKET
$(000)/                                                                                            VALUE
SHARES      SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            PREFERRED SECURITIES (1.8%)

            CONSUMER STAPLES (0.6%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.6%)
  105,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)        $    9,312
                                                                                              ----------
            FINANCIALS (1.1%)
            -----------------
            DIVERSIFIED BANKS (0.3%)
   50,000   HSBC Holdings, 6.20%, perpetual *                                                      1,223
    5,000   US Bancorp, 7.19%, perpetual *                                                         3,969
                                                                                              ----------
                                                                                                   5,192
                                                                                              ----------
            LIFE & HEALTH INSURANCE (0.2%)
  100,000   Delphi Financial Group, Inc., 7.38%, perpetual                                         2,320
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
  175,000   Citigroup Capital XIII, 7.88% *                                                        4,643
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (0.0%)
   $3,000   Security Capital Assurance Ltd., 6.88%, perpetual(g)                                      --
                                                                                              ----------
            REINSURANCE (0.2%)
    2,000   Ram Holdings Ltd., 7.50%, non-cumulative, perpetual , acquired 1/23/2007 &
            3/02/2007; cost $2,058*(h)                                                               800
   $2,000   Swiss Re Capital I LP, 6.85%, perpetual(b)                                             1,996
                                                                                              ----------
                                                                                                   2,796
                                                                                              ----------
            REITs - INDUSTRIAL (0.0%)
   30,000   AMB Property Corp., Series C, 7.00%, cumulative redeemable, perpetual                    752
                                                                                              ----------
            REITs - SPECIALIZED (0.1%)
   40,000   Public Storage, Inc., 7.00%, perpetual                                                 1,008
                                                                                              ----------
            Total Financials                                                                      16,711
                                                                                              ----------
            GOVERNMENT (0.0%)
            -----------------
            U.S. GOVERNMENT (0.0%)
   80,000   Fannie Mae, 8.25%, perpetual *                                                            46
   80,000   Freddie Mac, 8.38%, perpetual *                                                           42
                                                                                              ----------
            Total Government                                                                          88
                                                                                              ----------

            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    2,000   Centaur Funding Corp., 9.08%(b)                                                        2,159
                                                                                              ----------
            Total Preferred Securities (cost: $35,174)                                            28,270
                                                                                              ----------

================================================================================

17  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                     COUPON                                   VALUE
(000)        SECURITY                                        RATE          MATURITY                 (000)
---------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.8%)

             COMMERCIAL PAPER (1.6%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.2%)
$    3,745   BMW US Capital, LLC(b),(k)                      0.37%        11/09/2010          $     3,745
                                                                                              -----------
             UTILITIES (1.4%)
             ----------------
             MULTI-UTILITIES (1.4%)
    21,400   Integrys Energy Group, Inc.(b),(k)              0.32         11/01/2010               21,400
                                                                                              -----------
             Total Commercial Paper                                                                25,145
                                                                                              -----------
             VARIABLE-RATE DEMAND NOTES (0.3%)

             UTILITIES (0.3%)
             ----------------
             MULTI-UTILITIES (0.3%)
     4,700   Sempra Energy(b)                                0.70         11/01/2014                4,700
                                                                                              -----------

NUMBER OF
SHARES
---------
             MONEY MARKET FUNDS (0.9%)
13,159,617   State Street Institutional Liquid Reserve Fund, 0.22%(l)                              13,159
                                                                                              -----------
             Total Money Market Instruments
             (cost: $43,004)                                                                       43,004
                                                                                              -----------

             TOTAL INVESTMENTS (COST: $1,428,796)                                             $ 1,535,643
                                                                                              ===========

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------
                                                 (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                               QUOTED PRICES        OTHER         SIGNIFICANT
                                                 IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                                  MARKETS         OBSERVABLE         INPUTS
                                               FOR IDENTICAL        INPUTS
ASSETS                                             ASSETS                                                  TOTAL
----------------------------------------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS                        $          --     $   843,173      $         --      $    843,173
  EURODOLLAR AND YANKEE OBLIGATIONS                       --         116,134                --           116,134
  ASSET-BACKED SECURITIES                                 --         113,999                --           113,999
  COMMERCIAL MORTGAGE SECURITIES                          --         258,109                --           258,109
  U.S. GOVERNMENT AGENCY ISSUES                           --           5,045                --             5,045
  U.S. TREASURY SECURITIES                            82,495              --                --            82,495
  MUNICIPAL BONDS                                         --          45,414                --            45,414
EQUITY SECURITIES:
  PREFERRED SECURITIES                                    --          28,270                --            28,270
MONEY MARKET INSTRUMENTS:
  COMMERCIAL PAPER                                        --          25,145                --            25,145
  VARIABLE-RATE DEMAND NOTES                              --           4,700                --             4,700
  MONEY MARKET FUNDS                                  13,159              --                --            13,159
----------------------------------------------------------------------------------------------------------------
TOTAL                                          $      95,654     $ 1,439,989      $         --      $  1,535,643
----------------------------------------------------------------------------------------------------------------

For the period ended October 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

19  | USAA Intermediate-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last

================================================================================

20  | USAA Intermediate-Term Bond Fund

================================================================================

quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred equity securities and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A6, and commercial paper and variable rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

21  | USAA Intermediate-Term Bond Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of October 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2010, were $128,035,000 and $21,188,000, respectively, resulting in net unrealized appreciation of $106,847,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,537,462,000 at October 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.6% of net assets at October 31, 2010.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT    Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Municipal Corp., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2010. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

23  | USAA Intermediate-Term Bond Fund

================================================================================

(c) At October 31, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2010.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) At October 31, 2010, the aggregate market value of securities purchased on a delayed-delivery basis was $8,084,000.
(g) Security was fair valued at October 31, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2010, was $3,490,000, which represented 0.2% of the Fund's net assets.
(i) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.
(j) Currently the issuer is in default with respect to interest and/or principal payments.
(k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
       Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(l) Rate represents the money market fund annualized seven-day yield at October 31, 2010.
*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  24



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/23/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/28/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/28/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.